Financial Information for Subsidiary and Guarantor Parent (B.S.) (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	$ 490.8	$ 382.0		$ 141.6	$ 229.6
Accounts receivable, net	554.1	527.8
Intercompany notes receivable	0.0	0.0
Short-term contract assets	38.5	51.2	$ 36.5
Inventories, net	1,155.3	1,211.1
Prepaid expenses and other current assets	64.3	74.6
Total Current Assets	2,303.0	2,246.7
Property, plant and equipment, net	2,450.1	2,475.0
Goodwill	525.8	534.7
Intercompany notes receivable	0.0	0.0
Investments in subsidiaries	0.0	0.0
Other assets	355.7	245.4
Total Assets	5,634.6	5,501.8		5,185.4
Accounts payable	521.2	498.8
Intercompany notes payable	0.0	0.0
Short-term contract liabilities	78.7	71.4	69.7
Short-term debt and current portion of long-term debt	11.5	6.6
Other current liabilities	237.8	260.1
Total Current Liabilities	849.2	836.9
Long-term debt	1,387.4	1,535.5
Intercompany notes payable	0.0	0.0
Accrued postretirement benefits	312.5	318.4
Pension liabilities	731.5	730.0
Long-term contract liabilities	25.9	7.3	$ 22.2
Other long-term liabilities	160.8	89.4
Total Liabilities	3,441.4	3,510.2
Total Stockholders’ Equity	2,193.2	1,991.6		$ 1,844.5	$ 1,444.8
Total Liabilities and Stockholders’ Equity	5,634.6	5,501.8
Legal Entities [Member] | Guarantor Parent [Member]
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	0.3	0.1
Accounts receivable, net	0.0	0.0
Intercompany notes receivable	0.0	0.0
Short-term contract assets	0.0	0.0
Inventories, net	0.0	0.0
Prepaid expenses and other current assets	5.6	12.9
Total Current Assets	5.9	13.0
Property, plant and equipment, net	6.5	1.7
Goodwill	0.0	0.0
Intercompany notes receivable	0.0	0.0
Investments in subsidiaries	6,434.3	6,096.4
Other assets	98.3	35.6
Total Assets	6,545.0	6,146.7
Accounts payable	4.6	3.3
Intercompany notes payable	2,457.1	2,102.8
Short-term contract liabilities	0.0	0.0
Short-term debt and current portion of long-term debt	1.4	0.2
Other current liabilities	51.5	59.1
Total Current Liabilities	2,514.6	2,165.4
Long-term debt	1,130.1	1,278.8
Intercompany notes payable	0.0	0.0
Accrued postretirement benefits	0.0	0.0
Pension liabilities	678.8	681.6
Other long-term liabilities	28.3	29.3
Total Liabilities	4,351.8	4,155.1
Total Stockholders’ Equity	2,193.2	1,991.6
Total Liabilities and Stockholders’ Equity	6,545.0	6,146.7
Legal Entities [Member] | Subsidiary [Member]
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	4.2	10.8
Accounts receivable, net	123.7	126.3
Intercompany notes receivable	0.0	0.0
Short-term contract assets	0.0	0.0
Inventories, net	213.0	216.1
Prepaid expenses and other current assets	18.5	29.3
Total Current Assets	359.4	382.5
Property, plant and equipment, net	1,539.3	1,548.4
Goodwill	0.0	0.0
Intercompany notes receivable	0.0	0.0
Investments in subsidiaries	37.7	37.7
Other assets	83.1	30.7
Total Assets	2,019.5	1,999.3
Accounts payable	184.0	177.5
Intercompany notes payable	1,945.7	1,866.0
Short-term contract liabilities	26.4	33.0
Short-term debt and current portion of long-term debt	0.2	0.7
Other current liabilities	68.1	71.7
Total Current Liabilities	2,224.4	2,148.9
Long-term debt	150.4	151.8
Intercompany notes payable	200.0	200.0
Accrued postretirement benefits	261.2	259.2
Pension liabilities	3.8	4.0
Other long-term liabilities	44.1	17.6
Total Liabilities	2,883.9	2,781.5
Total Stockholders’ Equity	(864.4)	(782.2)
Total Liabilities and Stockholders’ Equity	2,019.5	1,999.3
Legal Entities [Member] | Non-Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	486.3	371.1
Accounts receivable, net	430.4	401.5
Intercompany notes receivable	4,402.8	3,968.8
Short-term contract assets	38.5	51.2
Inventories, net	942.3	995.0
Prepaid expenses and other current assets	40.2	32.4
Total Current Assets	6,340.5	5,820.0
Property, plant and equipment, net	904.3	924.9
Goodwill	525.8	534.7
Intercompany notes receivable	200.0	200.0
Investments in subsidiaries	0.0	0.0
Other assets	174.3	179.1
Total Assets	8,144.9	7,658.7
Accounts payable	332.6	318.0
Intercompany notes payable	0.0	0.0
Short-term contract liabilities	52.3	38.4
Short-term debt and current portion of long-term debt	9.9	5.7
Other current liabilities	118.2	129.3
Total Current Liabilities	513.0	491.4
Long-term debt	106.9	104.9
Intercompany notes payable	0.0	0.0
Accrued postretirement benefits	51.3	59.2
Pension liabilities	48.9	44.4
Other long-term liabilities	88.4	42.5
Total Liabilities	808.5	742.4
Total Stockholders’ Equity	7,336.4	6,916.3
Total Liabilities and Stockholders’ Equity	8,144.9	7,658.7
Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	0.0	0.0
Accounts receivable, net	0.0	0.0
Intercompany notes receivable	(4,402.8)	(3,968.8)
Short-term contract assets	0.0	0.0
Inventories, net	0.0	0.0
Prepaid expenses and other current assets	0.0	0.0
Total Current Assets	(4,402.8)	(3,968.8)
Property, plant and equipment, net	0.0	0.0
Goodwill	0.0	0.0
Intercompany notes receivable	(200.0)	(200.0)
Investments in subsidiaries	(6,472.0)	(6,134.1)
Other assets	0.0	0.0
Total Assets	(11,074.8)	(10,302.9)
Accounts payable	0.0	0.0
Intercompany notes payable	(4,402.8)	(3,968.8)
Short-term contract liabilities	0.0	0.0
Short-term debt and current portion of long-term debt	0.0	0.0
Other current liabilities	0.0	0.0
Total Current Liabilities	(4,402.8)	(3,968.8)
Long-term debt	0.0	0.0
Intercompany notes payable	(200.0)	(200.0)
Accrued postretirement benefits	0.0	0.0
Pension liabilities	0.0	0.0
Other long-term liabilities	0.0	0.0
Total Liabilities	(4,602.8)	(4,168.8)
Total Stockholders’ Equity	(6,472.0)	(6,134.1)
Total Liabilities and Stockholders’ Equity	$ (11,074.8)	$ (10,302.9)